BALANCE SHEET DETAILS (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Balance Sheet Details [Table Text Block]
Prepaid expenses and other current assets:

	Year Ended December 31,
	2013	2012

Prepaid expenses	$91,853	$409,710
Deferred financing costs	109,233	46,909
Other	14,100	64,001
Total	$215,186	$520,620

Accrued liabilities:

	Year Ended December 31,
	2013	2012

Accrued compensation and related benefits	$266,407	$18,746
Series D Convertible Preferred dividend	25,987	—
Total	$292,394	$18,746

Related party liabilities:

	Year Ended December 31,
	2013	2012

Promissory note	$222,083	$222,083
Accrued interest	25,884	21,442
Total	$247,967	$243,525